Voya Target Retirement 2050 Fund Expense Example - Voya Target Retirement 2050 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,282
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	528
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 410